Expense Example, No Redemption - Class C	Dec. 31, 2025 USD ($)
Brookfield Global Listed Real Estate Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	675
Expense Example, No Redemption, 5 Years	1,178
Expense Example, No Redemption, 10 Years	2,562
Brookfield Global Listed Infrastructure Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	675
Expense Example, No Redemption, 5 Years	1,174
Expense Example, No Redemption, 10 Years	2,547
Brookfield Next Generation Infrastructure Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	823
Expense Example, No Redemption, 5 Years	1,469
Expense Example, No Redemption, 10 Years	3,203
Oaktree Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	200
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	1,155
Expense Example, No Redemption, 10 Years	$ 2,507